Income Taxes - Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
PRC statutory income tax rates	25.00%	25.00%	(25.00%)
Permanent book - tax difference	(2.40%)	1.40%	(4.50%)
Share-based compensation	5.50%	3.40%	0.20%
Super deduction of R&D expense	(14.00%)	(2.60%)	(5.70%)
Others	6.10%	0.60%	1.00%
Different tax rates in other jurisdictions	2.00%	(2.20%)	2.00%
Effect of tax holiday	(16.90%)	(7.80%)	4.40%
Change in valuation allowance	12.60%	(14.00%)	23.10%
Total	20.30%	2.40%	0.00%
Effects of tax holidays entitled by the PRC subsidiaries	¥ 103,195	¥ 160,246	¥ (9,553)
Class A and ClassB
Income Taxes
Effects of tax holidays entitled by the PRC subsidiaries on basic income (loss) earnings per Class A and Class B ordinary share (RMB cent per share)	¥ 4.03	¥ 6.35	¥ (0.41)